TAXATION - Current and Deferred Income Taxes (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
TAXATION
PRC	¥ (2,050,538)		¥ (867,937)	¥ (280,877)
Other countries	(55,150)		(58,014)	(175,633)
Total current income tax expenses	(2,105,688)		(925,951)	(456,510)
PRC	615,933		457,266	77,741
Other countries	229,470		(136,593)	184,629
Total deferred tax benefits	845,403	$ 119,073	320,673	262,370
Income tax expenses, net	¥ (1,260,285)	$ (177,507)	¥ (605,278)	¥ (194,140)